INVESTMENTS IN SUBSIDIARIES	12 Months Ended
Dec. 31, 2018
Disclosure of subsidiaries [abstract]
INVESTMENTS IN SUBSIDIARIES
INVESTMENTS IN SUBSIDIARIES
The Company held investments in the material subsidiaries for the years ended December 31 as detailed in the table below. The equity interest presented represents the economic rights available to the Company.

			Equity interest held by the Group
Name of significant subsidiary	Country of incorporation	Nature of subsidiary	2018	2017

VEON Amsterdam B.V.	Netherlands	Holding	100%	100%
VEON Holdings B.V.	Netherlands	Holding	100%	100%
PJSC VimpelCom	Russia	Operating	100%	100%
JSC “Kyivstar”	Ukraine	Operating	100%	100%
LLP “KaR-Tel”	Kazakhstan	Operating	75%	75%
LLC “Unitel”	Uzbekistan	Operating	100%	100%
LLC “VEON Georgia”	Georgia	Operating	80%	80%
CJSC “VEON Armenia”	Armenia	Operating	100%	100%
LLC “Sky Mobile”	Kyrgyzstan	Operating	50%	50%
VEON Luxembourg Holdings S.à r.l.	Luxembourg	Holding	100%	100%
VEON Luxembourg Finance Holdings S.à r.l.	Luxembourg	Holding	100%	100%
VEON Luxembourg Finance S.A.	Luxembourg	Holding	100%	100%
Global Telecom Holding S.A.E	Egypt	Holding	58%	58%
Omnium Telecom Algérie S.p.A.*	Algeria	Holding	26%	26%
Optimum Telecom Algeria S.p.A.*	Algeria	Operating	26%	26%
Pakistan Mobile Communications Limited	Pakistan	Operating	49%	49%
Banglalink Digital Communications Limited	Bangladesh	Operating	58%	58%
LLC “Tacom” **	Tajikistan	Operating	—	98%
VimpelCom Lao Co. Ltd. **	Lao PDR	Operating	—	78%

* The Group has concluded that it controls Omnium Telecom Algérie S.p.A and Optimum Telecom Algeria S.p.A even though its subsidiary, Global Telecom Holding S.A.E. owns less than 50% of the ordinary shares. This is because the Company can exercise operational control through terms of a shareholders’ agreement.
** During 2018, the Group sold its operations in Tajikistan and Laos, see below in this Note for further details.
Pursuant to local laws and regulations and covenants in agreements relating to indebtedness, subsidiaries may be restricted from declaring or paying dividends to VEON.
The company holds and controls its investments in Omnium Telecom Algérie S.p.A., Optimum Telecom Algeria S.p.A, Pakistan Mobile Communications Limited, Warid Telecom Limited and Banglalink Digital Communications Limited (“Banglalink”) through its subsidiary GTH, in which it holds a 57.7% interest as of balance sheet date.
GAIN ON SALE OF SUBSIDIARIES
During the second quarter of 2018, the Company sold its operations in Laos and Tajikistan to external parties, which were previously classified as disposal groups held for sale. The effect of the disposals is detailed below:

	Laos	Tajikistan	Other	Total

Net cash consideration received	22	—	—	22

Derecognition of assets classified as held for sale	(21)	(13)	—	(34)
Derecognition of liabilities classified as held for sale	13	25	10	48
Derecognition of non-controlling interests	(6)	—	—	(6)
Release cumulative other comprehensive income related to disposal group	1	(1)	—	—
Gain on disposal	9	11	10	30

Laos operations
On October 27, 2017, VimpelCom Holding Laos B.V. (“VimpelCom Laos”), a subsidiary of the Company, entered into a Sale and Purchase Agreement for the sale of its operations in Laos to the Lao People’s Democratic Republic (“Government of Laos”). Under the agreement, VimpelCom Laos transferred its 78% interest in VimpelCom Lao Co. Limited (“VIP Lao”) to the Government of Laos, the minority shareholder, on a debt-free basis, in exchange for a purchase consideration of US$22.
Purchase consideration was received in two separate payments, on December 8, 2017 and February 22, 2018. The sale of Laos was completed on May 3, 2018.
Tajikistan operations
On April 5, 2018, VEON Holdings B.V., a fully-owned subsidiary of the Company, signed an agreement with ZET Mobile Limited (“ZET”) for the sale of 100% of shares in its subsidiary, Vimpelcom (BVI) AG, which owns 98% of shares in Tacom LLC (“Tacom”). The remaining 2% interest in Tacom was owned by the shareholder of ZET. Under the agreement, ZET has indirectly acquired 98% of shares in Tacom.
The transaction was completed on June 8, 2018.
Other gains
In December 2018, the Group completed the liquidation of Ring Distribution Company S.A.E., one of its subsidiaries in Egypt, which resulted in a gain of US$10.
MATERIAL PARTLY-OWNED SUBSIDIARIES
Financial information of subsidiaries that have material non-controlling interests (“NCIs”) is provided below:

	Equity interest held by NCIs		Book values of material NCIs		Profit / (loss) attributable to material NCIs
Name of significant subsidiary	2018	2017	2018	2017	2018	2017

LLP “KaR-Tel” (“Kar-Tel”)	25.0%	25.0%	228	252	19	8
LLC “Sky Mobile” (“Sky Mobile”)	49.8%	49.8%	133	167	(32)	3
Global Telecom Holding S.A.E (“GTH”)	42.3%	42.3%	(1,190)	(793)	(217)	(40)
Omnium Telecom Algérie S.p.A. (“OTA”)	73.7%	73.7%	1,091	1,235	1	100

The summarized financial information of these subsidiaries before intercompany eliminations for the years ended December 31 are detailed below. Note that the amount of non-controlling interests presented for OTA of 73.7% represents the non-controlling interests in Algeria of 54.4% and the non-controlling interests in GTH, the intermediate parent company in Egypt, of 42.3%.
Summarized income statement

	Kar-Tel			Sky Mobile			GTH			OTA
	2018	2017	2016	2018	2017	2016	2018	2017*	2016	2018	2017	2016

Operating revenue	410	348	308	81	108	136	2,828	3,015	2,955	813	915	1,040
Operating expenses	(319)	(296)	(255)	(144)	(97)	(162)	(2,810)	(2,421)	(2,463)	(754)	(703)	(753)
Other (expenses) / income	6	(7)	2	—	(2)	(12)	(377)	(450)	(213)	(11)	(27)	(33)
Profit / (loss) before tax	97	45	55	(63)	9	(38)	(359)	144	279	48	185	254
Income tax expense	(20)	(13)	(14)	(1)	(4)	(5)	(124)	(375)	(144)	(47)	(49)	(69)
Profit / (loss) for the year	77	32	41	(64)	5	(43)	(483)	(231)	135	1	136	185

Total comprehensive income / (loss)	77	32	41	(64)	5	(43)	(483)	(231)	135	1	136	185
Attributed to NCIs	19	8	10	(32)	3	(21)	(204)	(56)	116	1	100	141

Dividends paid to NCIs	—	—	—	—	—	—	80	116	—	76	82	—

Summarized statement of financial position

	Kar-Tel		Sky Mobile		GTH		OTA
	2018	2017	2018	2017	2018	2017*	2018	2017

Property and equipment	192	184	76	79	1,652	2,166	498	517
Intangible assets	69	92	10	12	1,042	1,324	214	291
Other non-current assets	177	204	55	131	1,766	2,094	1,178	1,361
Trade and other receivables	13	22	3	6	263	260	48	31
Cash and cash equivalents	29	14	43	32	420	385	53	125
Other current assets	15	74	12	12	317	363	88	66
Financial liabilities	—	—	—	—	(2,938)	(3,072)	(63)	(128)
Provisions	(4)	(5)	(2)	(4)	(312)	(348)	(25)	(31)
Other liabilities	(85)	(84)	(19)	(22)	(1,690)	(1,865)	(355)	(400)

Total equity	406	501	178	246	520	1,307	1,636	1,832

Attributed to:
Equity holders of the parent	178	249	45	79	1,710	2,100	545	597
Non-controlling interests	228	252	133	167	(1,190)	(793)	1,091	1,235

Summarized statement of cash flows

	Kar-Tel			Sky Mobile			GTH			OTA
	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016

Net operating cash flows	148	105	99	29	23	58	900	877	1,077	245	345	446
Net investing cash flows	(42)	(73)	(124)	(18)	(24)	45	(695)	(924)	(473)	(118)	(172)	(238)
Net financing cash flows	(90)	(48)	(83)	—	—	(115)	(110)	(157)	(492)	(193)	(350)	(288)
Effect of exchange rate changes on cash and cash equivalents	(3)	—	1	—	—	(1)	(60)	(18)	(14)	(5)	(7)	(14)
Net increase / (decrease) in cash equivalents	13	(16)	(107)	11	(1)	(13)	35	(222)	98	(71)	(184)	(94)

SIGNIFICANT ACCOUNTING JUDGEMENT
Control over subsidiaries
Subsidiaries, which are those entities over which the Company is deemed to have control, are consolidated. The Company controls an entity when the Company is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. In certain circumstances, significant judgment is required to assess if the Company is deemed to have control over entities where the Company’s ownership interest does not exceed 50%.